Consolidated Statements of Comprehensive Income (Parenthetical) ¥ in Thousands	36 Months Ended
Dec. 31, 2019 CNY (¥)
Consolidated Statements of Comprehensive Income
Fair value fluctuation of available-for-sale investment, net of tax	¥ 0
Fair value fluctuation of available-for-sale investment held by affiliates, net of tax	¥ 0